Deferred Income Taxes	12 Months Ended
Dec. 31, 2024
Deferred Income Taxes
Deferred Income Taxes

Note 21

Deferred Income Taxes

Deferred tax charge

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes as per IAS12. Deferred tax is calculated at the income tax rates which are expected to apply in the period when the liability is settled or the asset is realized, based on the laws which have been enacted or substantially enacted at the balance sheet date. The deferred tax is charged through the income statement except when it relates to other comprehensive income items.

Deferred tax assets and liabilities

The Group has unrecognised deferred tax assets in Denmark and UK, amounting to EUR 12 million (EUR 13 million as of 31 December 2023 and 2022) and EUR 89 million (EUR 124 million as of 31 December 2023) respectively. The deferred tax assets result from taxable losses and shipping allowances. No deferred tax asset has been recognised as of 31 December 2024, as they are not expected to be utilised within the foreseeable future (3-5 years). A majority of the Group’s UK unrecognised deferred asset will be forfeited 1 January 2025 because of the group’s UK tonnage tax election.

The Group has a deferred tax liability relating to the ownership of the Wind Zaratan vessel in Japan due to temporary timing differences between the carrying amount and tax base of the vessel (2024: EUR 17 million, 2023: EUR 14 million, 2022: nil) offset by the tax value of tax losses (2024: EUR 5 million, 2023: EUR 4 million, 2022: nil). As of 31 December 2024, deferred tax liabilities amounted to EUR 12 million.

For accounting policies on deferred taxes, please refer to Note 10.

EUR’000	2024	2023	2022
Reconciliation of deferred tax liabilities, net
1 January	10,191	—	—
Acquisition of businesses	—	10,321	—
Movements during the year	1,137	—	—
Exchange differences	644	(130)	—
31 December	11,972	10,191	—